DARIN SMITH
Lead Director and
Associate General Counsel
(319) 573-2676
darin.smith@axa.us.com

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LAW DEPARTMENT

May 2, 2017

VIA EDGAR
Securities and Exchange Commission 100 F Street, N.E.
Washington, D.C. 20549

Re: AXA Equitable Life Insurance Company

       Pre-Effective Amendment No. 1 to

       Form S-3 Registration Statement

       Registration Statement File No. 333-216083

       CIK 0000727920

Commissioners:

On behalf of AXA Equitable Life Insurance Company (“AXA Equitable”), we are filing herewith, electronically via EDGAR, AXA Equitable’s Pre-Effective Amendment No. 1 to Form S-3 Registration Statement (“Registration Statement”) under the Securities Act of 1933, as amended (“1933 Act”), with respect to interests in the Structured Investment Option® (“SIO”) under the Structured Capital Strategies® PLUS contracts to be offered by AXA Equitable.

Please note that the prospectus contained in the S-3/A Registration Statement is also being filed today in a separate registration statement on Form N-4 (the “N-4 Registration Statement”) by Separate Account No. 49 of AXA Equitable. The N-4 Registration Statement registers units of interest in the Structured Capital Strategies contract, to be issued by AXA Equitable, which are being registered under the Securities Act of 1933, in addition to Separate Account No. 49’s registration under the Investment Company Act of 1940.

The Company continues to believe that limited staff review is appropriate.

At the appropriate time, AXA Equitable will request acceleration of the effectiveness of the Registration Statement pursuant to Rule 461 under the Securities Act.

Please contact the undersigned at (319) 573-2676 if you have any questions.

Very truly yours,

/s/ Darin Smith

Darin Smith

AXA EQUITABLE LIFE INSURANCE COMPANY

1290 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10104